CONTINGENCIES	6 Months Ended
Jun. 30, 2025
CONTINGENCIES
CONTINGENCIES

17.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On April 6, 2023, the Longhua District People’s Court of Shenzhen City, Guangdong Province accepted a case filed by Shenzhen Pusi Technology Co., Ltd (“Shenzhen Pusi”), as the complainant, and Beijing Baosheng, as the defendant. In this case, Shenzhen Pusi sought recovery of outstanding service fee RMB160,965 (approximately $23,292) and related liquidated damages from Beijing Baosheng and other expenses (i.e., attorney’s fee, court expense and property reservation fee). The court made a ruling in favor of the complainant. Beijing Baosheng appealed to Shenzhen Intermediate People’s Court against the trial court’s judgement. The appellate court made a final ruling on April 29, 2024, affirming the trial court’s judgement. A bank account of Baosheng with bank deposit balance of RMB 171,478 has been reserved by the court on July 2, 2023, following Shenzhen Pusi’s application. The case was settled on May 15, 2024, and paid a total amount of RMB 176,358 to the complaint.

In March 2022, Horgos Baosheng brought a breach of contract claim against Beijing Aipu New Media Technology Co., Ltd. (“Aipu”) in the Beijing Haidian District People’s Court and sought recovery of RMB1,783,834.04 (approximately $270,102) and related liquidated damages. On March 14, 2022, Horgos Baosheng applied for reservation of Aipu’s property in an amount of RMB1,783,834.04 (approximately $270,102) and said application was approved by the court on March 17, 2022. On February 10, 2023, Horgos Baosheng applied for extension for reservation of Aipu’ s property in an amount of RMB1,783,834.04 (approximately $270,102), and the court approved the extension of reservation to March 17, 2024. This case was heard on September 10, 2024 at Dongsheng Court in Haidian District, Beijing. During the hearing, Horgos Baosheng was informed that the property reserved by Horgos Baosheng had been used for Aipu’s employee dispute and there was no property available for reservation. The court made a ruling in favor of the complainant on March 21, 2025. Horgos Baosheng now intends to apply for enforcement.

On January 30, 2024, Beijing Arbitration Committee accepted a contract dispute arbitration case filed by Beijing Baosheng against Tianjin Hongen Wanmei Future Education Technology Co., Ltd (“Tianjin Hongen”) for recovery of RMB1,434,059.00 (US$201,982.99). As of September 6, 2024, Tianjin Hongen had already paid to Beijing Baosheng RMB1,267,980.00 (US$178,591.25).

17.CONTINGENCIES (CONTINUED)

On March 1, 2024, the Company was served a complaint regarding a lawsuit brought by three institutional investors (the “Plaintiffs”) against the Company and certain other parties, filed with the United States District Court of the Southern District of New York (the “SDNY”), alleging that the Company violated Section 11 and Section 12 of the Securities Act of 1933, as amended, by including untrue statements of material facts and omitting to state material facts required to make the statements therein not misleading, in its registration statement on Form F-1, as amended (File No. 333-239800), which was declared effective by the SEC on February 5, 2021. On March 17, 2021, two institutional investors, which are also two of the Plaintiffs, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. On March 5, 2024, the Plaintiffs filed an amended complaint and served the Company on March 6, 2024. The Company extended the deadline to respond to May 22, 2024 in order to coordinate with other defendants in the matter. The Company filed a motion to dismiss the Plaintiffs’ second amended complaint on May 22, 2024. As of the date of this report, the SDNY has denied the Company’s motion to dismiss the complaint, and the litigation is proceeding to the next phase of answering the complaint and discovery. The Company believes that the complaint is without any merit and intends to defend the matter vigorously.

On April 10, 2024, the Company was served with a copy of the winding up petition (the “Petition”), filed by Orient Plus International Limited (the “Petitioner”) with the Grand Court of the Cayman Islands (the “Grand Court”), seeking an order that the Company be wound up pursuant to Section 92(e) of the Cayman Islands Companies Act (2023 Revision), claiming that the management of the Company have acted unfairly and/or oppressively towards the Petitioner and other minority shareholders, and/or the affairs of the Company have been conducted with a lack of probity, and the Petitioner and the other investors have justifiably lost confidence in the management of the Company. On March 17, 2021, two institutional investors, one of which is the Petitioner, purchased 1,960,784 units from the Company pursuant to a securities purchase agreement, with each unit consisting of one ordinary share of the Company and one warrant to purchase one half of one ordinary share of the Company, for an aggregate purchase price of US$10 million. The Company filed a strike out application on July 10, 2024, which was dismissed by the Grand Court. The matter has therefore proceeded to trial. As of the date of this report, the parties are in the midst of discovery. The Company believes that the Petition is without any merit and intends to defend the matter vigorously.

On November 17, 2023, the Company entered into a securities purchase agreement (the “Karboom Securities Purchase Agreement”) with Kaboom Technology Limited (“Kaboom”). Pursuant to the Karboom Securities Purchase Agreement, the Company agreed to issue to the Investor senior convertible promissory notes, in an original principal amount of not more than US$42,000,000 (the “Notes”), convertible into the Company’s ordinary shares, par value $0.0096 per share. On February 7, 2024, the Company entered into a securities purchase agreement (the “VG Securities Purchase Agreement”) with VG Master Fund SPC (“VG Master Fund”). Pursuant to the VG Securities Purchase Agreement, subject to specified terms and conditions, the Company may sell and issue in its discretion, up to US$2,000,000 of the Company’s ordinary shares to VG Master Fund.

Affected by the lawsuit filed by three institutional investors on March 1, 2024 and by legal proceedings filed by the Petitioner on April 10, 2024, Both Kaboom and VG Master Fund terminated agreements with the Company.

On May 31, 2024, Karboom sent the Company a notice of agreement termination (the “Karboom Termination Notice”) regarding the Karboom Securities Purchase Agreement and all related agreements contemplated thereunder (collectively, the “Karboom Agreements”), due to the legal proceedings that the Company was involved at that time. Immediately prior to the termination of the Karboom Agreements, the Company had not issued any Note to Karboom under the Karboom Securities Purchase Agreement. Upon the termination of the Karboom Agreements, effective on the date of the Karboom Termination Notice, the Karboom Agreements became null and void and of no further force and effect, and all investment activities between Karboom and the Company ceased immediately.

On June 4, 2024, VG Master Fund sent the Company a notice of agreement termination (the “VG Termination Notice”) regarding the VG Securities Purchase Agreement and all related agreements contemplated thereunder (collectively, the “VG Agreements”), due to the legal proceedings that the Company was involved at that time. Immediately prior to the termination of the VG Agreements, there had been no ordinary shares sold by the Company to VG Master Fund under the VG Agreements. Upon the termination of the VG Agreements, effective on the date of the VG Termination Notice, the VG Agreements became null and void and of no further force and effect, and all investment activities between VG Master Fund and the Company ceased immediately.

In 2019, Horgos Baosheng brought a breach of contract claim against Qingdao Xingyuan Automobile Information Technology Co., Ltd. (“Qingdao Xingyuan”) and sought recovery of RMB3.85 million in aggregate. On December 21, 2020, the reviewing court entered a judgment, ruling in favor of Horgos Baosheng and requiring Qingdao Xingyuan to compensate Horgos Baosheng RMB3.25 million and an extra penalty calculated based on the loan prime rate from August 28, 2019 to the actual date of payment. As of the date of this report, the judgment is under the stage of enforcement.

17.CONTINGENCIES (CONTINUED)

In April 2020, Beijing Baosheng brought a breach of contract claim against Guangzhou Aiyou Information Technology Co. Ltd. (“Guangzhou Aiyou”) and sought recovery of RMB1,255,000 in aggregate. On August 22, 2020, the Beijing arbitration committee entered a judgment, ruling in favor of Beijing Baosheng and requiring Guangzhou Aiyou to compensate Beijing Baosheng RMB1,255,000, with a penalty of RMB592,360, and an extra daily penalty of 0.05%, calculated from April 21, 2020 to the actual date of payment, and arbitration-related expenses. On November 17, 2020, Beijing Baosheng filed a request with Guangzhou Intermediate People’s Court, seeking to mandatorily enforce the judgment. As of the date of this report, the judgment is under the stage of enforcement.

In January 2022, Beijing Baosheng brought a breach of contract claim against Beijing Hekai Qianyu Intelligent Technology Co., Ltd. (“Hekai Qianyu”) and Beijing Zhigu Education Technology Co., Ltd. (“Zhigu Education”) and Mr. Hongpeng Yao (the legal representatives of both Hekai Qianyu and Zhigu Education) in the Beijing Dongcheng District People’s Court and sought recovery of RMB756, 000 (approximately $118,681) and related liquidated damages. Beijing Baosheng subsequently withdrew its action against Zhigu Education and agreed to resolve this dispute with the other two defendants through court mediation. On March 25, 2022, the court issued a civil mediation statement confirming that the parties had reached the following agreement: (1) Hekai Qianyu shall pay Beijing Baosheng RMB756,000 (approximately $118,681) by April 24, 2022, and in case of any late payment of the foregoing, an additional daily penalty calculated from April 25, 2022 to the actual date of payment shall be imposed; (2) Mr. Hongpeng Yao assumes jointly and several liability for the payment under item (1); and (3) the litigation-related expenses shall be borne by Hekai Qianyu and Mr. Hongpeng Yao. On April 25, 2022, Beijing Baosheng filed a request with the court, seeking to mandatorily enforce the settlement. As of the date of this report, the settlement is under the stage of enforcement, and Beijing Baosheng has not yet received any payment from the defendants.

In April 2022, the Beijing Haidian District People’s Court accepted a breach of contract case, filed by Beijing Baosheng as the complainant and Beijing Kaikeba Technology Co., Ltd. (“Beijing Kaikeba”), Huike Education Technology Group Co., Ltd., Hangzhou Kaikeba Technology Co., Ltd. (“HZ Kaikeba”), and Fang Yechang, as the defendants. In this case, Beijing Baosheng sought recovery of RMB34,436,345.13 (approximately $5,010,488.22) and related liquidated damages from Beijing Kaikeba, HZ Kaikeba, and Fang Yechang. The court has a ruling in favor of Beijing Baosheng and requiring Beijing Kaikeba and Fang Yechang to compensate Beijing Baosheng the outstanding service fee of RMB35,781,421.17 (US$5,039,707.77), with liquidated damages of RMB2,620,526.68 (US$369,093.46), and court expenses and reservation expenses. The case is now under enforcement procedures.

In April 2022, the Beijing Haidian District People’s Court accepted a breach of contract case filed by Beijing Baosheng, as the complainant, and Beijing Kaikeba, HZ Kaikeba, and Fang Yechang, as the defendants. In this case, Beijing Baosheng sought recovery of RMB4,756,957.57 (approximately $692,137.33) and related liquidated damages from defendants. On February 27, 2023, the People’s Court of Hangzhou Yuhang District ruled to accept the bankruptcy liquidation case of HZ Kaikeba and requested the creditors of HZ Kaikeba file their claims by April 21, 2023. Beijing Baosheng has filed its creditor claims involved in this case against HZ Kaikeba following the bankruptcy procedures. The bankruptcy administrator confirmed Beijing Baosheng’s rights as a creditor (including the principal debt amount of RMB35,781,421.17 (US$5,039,707.77), and the amount of liquidate damages RMB2,620,526.68 (US$369,093.46). Beijing Baosheng accepted the bankruptcy administrator’s decision and then withdrew the case filed at the Beijing Haidian District People’s Court. As of the date of this report, Beijing Baosheng is waiting for the administrator’s notice of the subsequent procedures.

In April 2022, the Beijing Dongcheng District People’s Court accepted a breach of contract case filed by Beijing Baosheng, as the complainant, and Beijing Kaikeba, as the defendant. In this case, Beijing Baosheng sought recovery of RMB2,197,472.35 (approximately $319,732.23) and related liquidated damages from Beijing Kaikeba. On July 11, 2022, the court issued a civil mediation statement confirming that the parties had reached an agreement that, among others, Beijing Kaikeba agreed to pay Beijing Baosheng the service fee for the period from January 1, 2022 to March 31, 2022, in an amount of RMB 2,197,472.35 (approximately $317,974.25) in three installments by the end of 2022. As of the date of this report, Beijing Baosheng has not received any payment from Beijing Kaikeba. Given that Beijing Kaikeba currently has no assets, the court enforcement procedures against Beijing Kaikeba has been terminated in April 2023. In the event that the court or Beijing Baosheng locates any asset of Beijing Kaikeba, Beijing Baosheng will be able to apply for resumption of the enforcement procedures against Beijing Kaikeba.

17.CONTINGENCIES (CONTINUED)

On November 10, 2022, the Beijing Shijingshan District People’s Court accepted a contract claim case filed by Beijing Baosheng, as the complainant, and Fang Yechang and his spouse, as defendants. In this case, Beijing Baosheng requested the defendants to assume joint and several guarantee liability for Beijing Kaikeba’s debt to Beijing Baosheng in an amount of RMB2,197,472.35 (approximately $319,732.23). As of the date of this report, Baosheng is waiting for the court’s notice on the hearing.

In April 2023, the Beijing Shijingshan People’s Court accepted a contract claim case filed by Beijing Baosheng, as the complainant, and Fang Yechang and his spouse, as defendants. In this case, Beijing Baosheng requested the defendants to assume joint and several guarantee liability for Beijing Kaikeba’s debt to Beijing Baosheng in an amount of RMB2,715,663.75 (US$382,493.24). On November 16, 2023, the court issued a civil mediation statement confirming that the parties had reached settlement that the defendants will compensate Beijing Baosheng RMB 2,715,663.75 and assume the court expenses. As of the date of this report, Beijing Baosheng has not received any payment from the defendants. Beijing Baosheng has filed a request with the court, seeking to mandatorily enforce the settlement.

In December 2022, the Beijing Chaoyang District People’s Court accepted a breach of contract case filed by Baosheng Network, as the complainant and Beijing Zhijin Dapeng Education Technology Co., Ltd (“Dapeng”), as the defendant. In this case, Beijing Baosheng sought recovery of RMB435,731.02 (approximately $63,271) and related liquidated damages from Dapeng. Later in February 2023, Beijing Baosheng submitted additional evidence to the court. The court hearing was held on September 20, 2023. On January 31, 2024, the court approved Beijing Baosheng’s application for reservation of the bank accounts of Dapeng. The court has a ruling in favor of Beijing Baosheng and requiring Dapeng to compensate Beijing Baosheng the service fee of RMB435,731.02 (US$63,271) and related liquidated damages. As of the date of this report, Beijing Baosheng has not yet received any payment from the defendant.

On April 16, 2024, Beijing Haidian District People’s Court accepted a case filed by Beijing Baina Network Information Technology co., Ltd. (“Baina”) as the plaintiff, with Horgos Baosheng and Beijing Baosheng as the defendants. In this case, Baina sought the refund of the deposit and the account balance totaling RMB6,647,027.8 (approximately US$936,260.4). At the first court hearing held on November 14, 2025, Horgos Baosheng and Beijing Baosheng stated to the court that Baina had committed the first material breach under the contract, that Horgos Baosheng and Beijing Baosheng did not withhold any funds that should have been returned, and that, after offsetting Baina’s account balance and deposit against the outstanding payable amounts that Baina failed to settle, Baina still owed approximately RMB 6.0 million to Horgos Baosheng and Beijing Baosheng. Horgos Baosheng and Beijing Baosheng also submitted the relevant supporting evidence. The court instructed the plaintiff to verify the relevant information and scheduled the second hearing for December 3, 2025. Horgos Baosheng and Beijing Baosheng believe that the complaint is without any merit and intend to defend the matter vigorously.

On July 2, 2025, a director of the Company was served with a complaint filed by three institutional investors in the Beijing Fourth Intermediate People’s Court, alleging five defendants, including the director, engaged in corporate mismanagement that caused a significant decline in the value of the Company’s stock held by the investor, and seeking damages of RMB 47,249,848 (approximately US$6.59 million). As of the date of this report, the Beijing Fourth Intermediate People’s Court has split the case into three separate cases, with each of the three institutional investors serving as plaintiff, and transferred these three cases to the Beijing Shijingshan District People’s Court for trial. The claims and defendants in the three cases remain unchanged, with the case amounts adjusted to RMB12,245,087 (approximately US$1,723,642.9), RMB14,001,912 (approximately US$1,970,909.13), and RMB21,002,849 (approximately US$2,956,424.03), respectively. As of the date of this report, the three cases have not yet been formally accepted and filed by the Beijing Shijingshan District People’s Court.

As of the date of this report, there is no other legal proceedings, claims and disputes that might cause the Company to be subject to loss contingencies.